Derivatives and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of balance sheet classification and fair values of derivative instruments

		Fair Value		Notional Amount
		December 31		December 31
	Balance sheet location	2024	2023	2024	2023
		U.S. $ in thousands
Assets derivatives - Foreign exchange contracts, not designated as hedging instruments	Other current assets	$71	$164	$29,244	$82,873
Assets derivatives - Foreign exchange contracts, designated as cash flow hedge	Other current assets	4,005	2,087	89,414	51,830
Liability derivatives - Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(21)	(51)	82,818	21,168
Liability derivatives - Foreign exchange contracts, designated as cash flow hedge	Accrued expenses and other current liabilities	(3)	(657)	5,687	74,054
		$4,052	$1,543	$207,163	$229,925

Schedule of cash flow hedging instruments location in income statement

	Revenues		Cost of sales		Research and development, net		Selling, general and administrative		Financial income, net		Other comprehensive income (loss), net of tax
	December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
	U.S. $ in thousands
Line items in which effects of hedges are recorded	$572,458	$627,598	$315,642	$360,574	$99,142	$94,425	$243,335	$260,179	$1,676	$2,993	$(952)	$5,739
Foreign exchange contracts designated as hedging instrument	(1,292)	1,578	(111)	472	(378)	1,604	(758)	3,030	—	—	5,656	(1,797)
Foreign exchange contracts not designated as hedging instrument	$—	$—	$—	$—	$—	$—	$—	$—	$(4,363)	$(470)	$—	$—